Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Stock appreciation rights	¥ 255	¥ (258)	¥ 343
Financial liabilities at fair value through profit or loss	(648)	(380)	188
Derivative financial instruments	(121)	832	(1,877)
Total	21,900	19,251	(18,278)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	(583)	778	2,006
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	¥ 22,997	¥ 18,279	¥ (18,938)